VARIFLEX LS(R) AND VARIFLEX SIGNATURE(R)
================================================================================
ANNUITY VIII
1999 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

SECURITY BENEFIT GROUP KNOWS WALL STREET AND MAIN STREET

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to SBL as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SECURITY BENEFIT IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with SBL a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SECURITY BENEFIT KNOWS WALL STREET

Even though SBL operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. SBL was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and SBL attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRMAN
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on June 6, 2000, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

                         Report of Independent Auditors


The Contract Owners of Variable Annuity
  Account VIII and The Board of Directors of
  Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of Variable Annuity Account VIII (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended, except for those individual series operating for portions of a period as disclosed in the financial statements. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of Variable Annuity Account VIII at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
BALANCE SHEETS                                                 DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:
  SBL Fund:
    Series A (Growth Series) - 3,931,698 shares at net
      asset value of $35.51 per share (cost, $131,345)...............   $139,615
    Series B (Growth-Income Series) - 2,535,426 shares at
      net asset value of $24.39 per share (cost, $70,213)............     61,840
    Series C (Money Market Series) - 2,529,840 shares at
      net asset value of $12.04 per share (cost, $31,580)............     30,460
    Series D (Worldwide Equity Series) - 7,291,536 shares
      at net asset value of $9.08 per share (cost, $50,226)..........     66,207
    Series E (High Grade Income Series) - 3,138,393 shares
      at net asset value of $10.55 per share (cost, $36,564).........     33,110
    Series J (Mid Cap Series) - 1,795,683 shares at net
      asset value of $30.15 per share (cost, $39,517)................     54,140
    Series K (Global Strategic Income Series) - 431,332 shares
      at net asset value of $9.61 per share (cost, $4,306)...........      4,145
    Series M (Global Total Return Series) - 1,069,288 shares
      at net asset value of $13.09 per share (cost, $13,392).........     13,997
    Series N (Managed Asset Allocation Series) - 2,577,097 shares
      at net asset value of $16.94 per share (cost, $40,294).........     43,656
    Series O (Equity Income Series) - 3,754,724 shares at
      net asset value of $17.27 per share (cost, $67,179)............     64,844
    Series P (High Yield Series) - 877,852 shares at net
      asset value of $15.51 per share (cost, $14,865)................     13,616
    Series S (Social Awareness Series) - 1,422,593 shares at
      net asset value of $31.71 per share (cost, $40,819)............     45,110
    Series V (Value Series) - 1,755,522 shares at net
      asset value of $16.73 per share (cost, $26,599)................     29,370
    Series X (Small Cap Series) - 955,125 shares at net
      asset value of $19.40 per share (cost, $13,468)................     18,529
    Series H (Enhanced Index Series) - 524,023 shares at
      net asset value of $11.15 per share (cost, $5,450).............      5,843
    Series I (International Series) - 129,020 shares at
      net asset value of $13.00 per share (cost, $1,382).............      1,677
    Series Y (Select 25 Series) - 1,007,296 shares at net
      asset value of $12.37 per share (cost, $11,315)................     12,460
                                                                        --------
Combined assets......................................................   $638,619
                                                                        ========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
BALANCE SHEETS (CONTINUED)                                     DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSETS             (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Net assets are represented by (NOTE 3):
                                         NUMBER     UNIT
                                        OF UNITS    VALUE     AMOUNT
                                        -----------------------------
Growth Series:
     Accumulation units..............   5,225,093   $26.71   $139,589
     Annuity units...................         990    26.71         26   $139,615
                                                              -------

Growth-Income Series:
     Accumulation units..............   3,145,165    19.65     61,815
     Annuity units...................       1,250    19.65         25     61,840
                                                             --------

Money Market Series:
     Accumulation units..............   2,554,229    11.89     30,375
     Annuity units...................       7,193    11.89         85     30,460
                                                             --------

Worldwide Equity Series:
     Accumulation units..............   2,659,740    24.88     66,188
     Annuity units...................         786    24.88         19     66,207
                                                             --------

High Grade Income Series:
     Accumulation units..............   2,665,337    12.40     33,054
     Annuity units...................       4,505    12.40         56     33,110
                                                             --------

Mid Cap Series:
     Accumulation units..............   1,782,076    30.38                54,140

Global Strategic Income Series:
     Accumulation units..............     316,616    13.07      4,138
     Annuity units...................         511    13.07          7      4,145
                                                             --------

Global Total Return Series:
     Accumulation units..............     891,708    15.63     13,936
     Annuity units...................       3,898    15.63         61     13,997
                                                             --------

Managed Asset Allocation Series:
     Accumulation units..............   2,496,544    17.46     43,597
     Annuity units...................       3,351    17.46         59     43,656
                                                             --------

Equity Income Series:
     Accumulation units..............   3,406,579    19.00     64,733
     Annuity units...................       5,858    19.00        111     64,844
                                                             --------

High Yield Series:
     Accumulation units..............   1,097,807    12.35     13,553
     Annuity units...................       5,082    12.35         63     13,616
                                                             --------

Social Awareness Series:
     Accumulation units..............   1,693,412    26.64                45,110

Value Series:
     Accumulation units..............   1,674,949    17.53     29,354
     Annuity units...................         915    17.53         16     29,370
                                                             --------

Small Cap Series:
     Accumulation units..............     955,644    19.39                18,529

Enhanced Index Series:
     Accumulation units..............     525,132    11.13                 5,843

International Series:
     Accumulation units..............     130,239    12.88                 1,677

Select 25 Series:
     Accumulation units..............   1,016,866    12.25                12,460
                                                                         -------

Combined net assets..................                                   $638,619
                                                                         =======

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS                                                                                   YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     (IN THOUSANDS)(EXCEPT AS NOTED)
                                                                                                                HIGH
                                                                          GROWTH-      MONEY      WORLDWIDE    GRADE
                                                              GROWTH      INCOME       MARKET      EQUITY      INCOME      MID CAP
                                                              SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                                             ----------------------------------------------------------------------
Dividend distributions....................................   $    962    $  1,317    $   2,657    $    ---    $  3,984    $    ---
Expenses (NOTE 2):
  Mortality and expense risk fee..........................     (1,610)       (821)        (412)       (560)       (439)       (408)
  Administrative fee......................................       (193)        (99)         (49)        (67)        (53)        (49)
                                                             ----------------------------------------------------------------------
Net investment income (loss)..............................       (841)        397        2,196        (627)      3,492        (457)

Capital gains distributions...............................      3,951      22,439          ---       6,029         ---       5,129
Realized gain (loss) on investments.......................      9,542     (15,786)         133       1,955      (1,114)      1,439
Unrealized appreciation (depreciation) on investments.....     (4,690)     (7,171)      (1,294)     13,769      (4,171)     11,755
                                                             ----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments....      8,803        (518)      (1,161)     21,753      (5,285)     18,323
                                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations..............................................      7,962        (121)       1,035      21,126      (1,793)     17,866
Net assets at beginning of year...........................    119,792      61,973       24,170      37,711      31,584      27,973
Variable annuity deposits (NOTES 2 AND 3).................     96,312      24,141      131,833      30,389      21,282      35,584
Terminations and withdrawals (NOTES 2 AND 3)..............    (84,430)    (24,103)    (126,576)    (23,007)    (17,926)    (27,263)
Annuity payments (NOTES 2 AND 3)..........................        (21)        (50)          (2)        (12)        (40)        (20)
Mortality adjustment......................................        ---         ---          ---         ---           3         ---
                                                             ----------------------------------------------------------------------
Net assets at end of year.................................   $139,615    $ 61,840    $  30,460    $ 66,207    $ 33,110    $ 54,140
                                                             ======================================================================

                                                      See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
====================================================================================================================================
STATEMENTS OF OPERATIONS AND
CHANGES IN NET ASSETS (CONTINUED)                                                                       YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     (IN THOUSANDS)(EXCEPT AS NOTED)
                                                              GLOBAL      GLOBAL      MANAGED
                                                             STRATEGIC    TOTAL       ASSET       EQUITY      HIGH       SOCIAL
                                                              INCOME      RETURN    ALLOCATION    INCOME      YIELD     AWARENESS
                                                              SERIES      SERIES      SERIES      SERIES      SERIES     SERIES
                                                             --------------------------------------------------------------------
Dividend distributions....................................   $   ---     $   481     $  1,415    $  2,166    $ 1,145    $    198
Expenses (NOTE 2):
  Mortality and expense risk fee..........................       (54)       (175)        (494)       (870)      (172)       (470)
  Administrative fee......................................        (6)        (20)         (59)       (104)       (21)        (56)
                                                             --------------------------------------------------------------------
Net investment income (loss)..............................       (60)        286          862       1,192        952        (328)

Capital gains distributions...............................        29       1,066          ---       3,569         80       1,275
Realized gain (loss) on investments.......................      (156)        120        2,380       2,885       (317)      4,221
Unrealized appreciation (depreciation) on investments.....       163         140         (104)     (6,512)      (759)        401
                                                             --------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments....        36       1,326        2,276         (58)      (996)      5,897
                                                             --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations..............................................       (24)      1,612        3,138       1,134        (44)      5,569
Net assets at beginning of year...........................     4,786      14,854       31,197      66,740     11,754      26,286
Variable annuity deposits (NOTES 2 AND 3).................     1,038       2,288       19,578      22,974     10,480      31,982
Terminations and withdrawals (NOTES 2 AND 3)..............    (1,654)     (4,742)     (10,217)    (25,943)    (8,563)    (18,717)
Annuity payments (NOTES 2 AND 3)..........................        (1)        (18)         (43)        (64)       (11)        (10)
Mortality adjustment......................................       ---           3            3           3        ---         ---
                                                             --------------------------------------------------------------------
Net assets at end of year.................................   $ 4,145     $13,997     $ 43,656    $ 64,844    $13,616    $ 45,110
                                                             ====================================================================

                                                      See accompanying notes.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         SMALL     ENHANCED
                                                              VALUE       CAP       INDEX     INTERNATIONAL   SELECT 25
                                                              SERIES     SERIES    SERIES*       SERIES*       SERIES*     COMBINED
                                                             -----------------------------------------------------------------------
Dividend distributions....................................   $    90    $     7    $   20        $  ---       $   ---     $  14,442
Expenses (NOTE 2):
  Mortality and expense risk fee..........................      (276)       (76)      (18)           (5)          (37)       (6,897)
  Administrative fee......................................       (33)        (9)       (2)           (1)           (5)         (826)
                                                             -----------------------------------------------------------------------
Net investment income (loss)..............................      (219)       (78)      ---            (6)          (42)        6,719

Capital gains distributions...............................     1,081        466        19           ---           ---        45,133
Realized gain (loss) on investments.......................     1,038        917        39            26           234         7,556
Unrealized appreciation (depreciation) on investments.....     1,651      4,782       393           295         1,145         9,793
                                                             -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments....     3,770      6,165       451           321         1,379        62,482
                                                             -----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations..............................................     3,551      6,087       451           315         1,337        69,201
Net assets at beginning of year...........................    16,615      2,949       ---           ---           ---       478,384
Variable annuity deposits (NOTES 2 AND 3).................    16,203     12,402     6,184         1,515        12,364       476,549
Terminations and withdrawals (NOTES 2 AND 3)..............    (6,983)    (2,909)     (792)         (153)       (1,241)     (385,219)
Annuity payments (NOTES 2 AND 3)..........................       (16)       ---       ---           ---           ---          (308)
Mortality adjustment......................................       ---        ---       ---           ---           ---            12
                                                             -----------------------------------------------------------------------
Net assets at end of year.................................   $29,370    $18,529    $5,843        $1,677       $12,460     $ 638,619
                                                             =======================================================================

*For the period May 3, 1999 (inception date) through December 31, 1999

                                                      See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Mid Cap Series - emphasis on capital appreciation), Series K (Global Strategic Income Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Global Total Return Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation), Series P (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation through investment in higher yielding, higher risk debt securities), Series S (Social Awareness Series - emphasis on capital appreciation), Series V (Value Series - emphasis on long-term growth of capital), Series X (Small Cap Series - emphasis on long-term growth of capital), Series H (Enhanced Index Series - emphasis on capital appreciation consistent with performance of the Standard & Poor's 500 Composite Index), Series I (International Series - emphasis on long-term capital appreciation from investment in foreign equity securities) and Series Y (Select 25 Series - emphasis on long-term capital appreciation from a concentration of 20 to 30 common stocks). During 1999, The former Emerging Growth Series, Global Aggressive Bond Series and Specialized Asset Allocation Series were renamed Mid Cap Series, Global Strategic Income Series, and Global Total Return Series, respectively.

    Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
    (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series; Strong Capital Management, Inc. to provide sub-advisory services for the Small Cap Series; OppenheimerFunds, Inc. to provide sub-advisory services for the Worldwide Equity Series and Banker's Trust Company to provide sub-advisory services for the Enhanced Index Series and the International Series. Meridian Investment Management Corporation (Meridian) served as subadvisor for the Global Strategic Income Series and the Global Total Return Series until May 15, 1999, when Meridian was replaced by Wellington Management.

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows (In Thousands):

                                                   COST OF     PROCEEDS
                                                  PURCHASES   FROM SALES
                                                  ---------   ----------

            Growth Series......................   $110,294     $95,323
            Growth-Income Series...............     51,329      28,505
            Money Market Series................     46,835      39,384
            Worldwide Equity Series............     38,609      25,837
            High Grade Income Series...........     27,128      20,320
            Mid Cap Series.....................     43,340      30,367
            Global Strategic Income Series.....      1,176       1,824
            Global Total Return Series.........      4,004       5,125
            Managed Asset Allocation Series....     23,307      13,127
            Equity Income Series...............     31,491      29,763
            High Yield Series..................     12,251       9,312
            Social Awareness Series............     36,615      22,413
            Value Series.......................     18,676       8,611
            Small Cap Series...................     13,575       3,694
            Enhanced Index Series..............      6,451       1,040
            International Series...............      1,558         202
            Select 25 Series...................     12,962       1,881

    ANNUITY RESERVES -- Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES -- The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                           UNITS
                                                           -----
    Growth Series:
      Variable annuity deposits........................    3,779
      Terminations, withdrawals and expense charges....    3,333

    Growth-Income Series:
      Variable annuity deposits........................    1,166
      Terminations, withdrawals and expense charges....    1,184

    Money Market Series:
      Variable annuity deposits........................   11,277
      Terminations, withdrawals and expense charges....   10,815

    Worldwide Equity Series:
      Variable annuity deposits........................    1,632
      Terminations, withdrawals and expense charges....    1,266

    High Grade Income Series:
      Variable annuity deposits........................    1,677
      Terminations, withdrawals and expense charges....    1,424

    Mid Cap Series:
      Variable annuity deposits........................    1,636
      Terminations, withdrawals and expense charges....    1,323

    Global Strategic Income Series:
      Variable annuity deposits........................       81
      Terminations, withdrawals and expense charges....      129

    Global Total Return Series:
      Variable annuity deposits........................      158
      Terminations, withdrawals and expense charges....      331

    Managed Asset Allocation Series:
      Variable annuity deposits........................    1,181
      Terminations, withdrawals and expense charges....      615

    Equity Income Series:
      Variable annuity deposits........................    1,177
      Terminations, withdrawals and expense charges....    1,336

    High Yield Series:
      Variable annuity deposits........................      841
      Terminations, withdrawals and expense charges....      689

    Social Awareness Series:
      Variable annuity deposits........................    1,316
      Terminations, withdrawals and expense charges....      764

    Value Series:
      Variable annuity deposits........................    1,002
      Terminations, withdrawals and expense charges....      437

    Small Cap Series:
      Variable annuity deposits........................      906
      Terminations, withdrawals and expense charges....      231

    Enhanced Index Series:
      Variable annuity deposits........................      600
      Terminations, withdrawals and expense charges....       75

    International Series:
      Variable annuity deposits........................      144
      Terminations, withdrawals and expense charges....       14

    Select 25 Series:
      Variable annuity deposits........................    1,126
      Terminations, withdrawals and expense charges....      109